Property and Equipment Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,987,265	$ 1,754,027
Furniture, fixtures and equipment	2,953,863	2,425,928
Motor vehicles	741,551	599,433
Software	1,378,745	655,186
Property, Plant and Equipment, Gross, Total	7,061,424	5,434,574
Accumulated depreciation	(3,429,370)	(1,806,326)
Property Plant And Equipment Net Excluding Construction In Progress, Total	3,632,054	3,628,248
Construction in progress	755,899	808,688
Property and equipment, net	$ 4,387,953	$ 4,436,936